Subsequent events - Convertible bond (Details) - Issuance of convertible bonds - Convertible Bond $ / shares in Units, $ in Millions	Jan. 31, 2026 USD ($) $ / shares
Subsequent events
Principal value	$ 150.0
Additional amount subject to purchase option	$ 25.0
Nominal interest rate	5.875%
Conversion price | $ / shares	$ 40.51
Conversion price premium to last reported sale price of common shares	25.00%
Cap price for purchased cash-settled capped call options | $ / shares	$ 56.72
Cap price premium to last reported sale price of common shares	75.00%
Purchase price for capped call options	$ 14.4